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[NEW YORK LIFE LOGO]                          NEW YORK LIFE INSURANCE COMPANY
                                              51 Madison Avenue, 10th Floor
                                              New York, NY  10010
                                              Tel: 212-576-4258
                                              Fax: 212-576-7991
                                              stephen.brennan@newyorklife.com

                                              Stephen W. Brennan
                                              Assistant General Counsel




VIA EDGAR


                                  May 3, 2002



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  New York Life Insurance and Annuity Corporation
     Variable Annuity Separate Account-III
     File Nos. 033-87382 and 811-08904
     MainStay Plus II Variable Annuity

Commissioners:

     On behalf of the above-captioned registrant ("Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of the Prospectus and Statement of Additional Information of the MainStay Plus II Variable Annuity that Registrant would have filed pursuant to Rule 497
(c) would not have differed from that filed on April 12, 2002 as part of the Registrant's most recent registration statement, and (ii) the text of the most recent amendment to the registration statement was filed electronically on April 12, 2002.

     If you have any questions regarding the foregoing, please call me at (212) 576-4258.



                                                       Very truly yours,

                                                       /s/ STEPHEN W. BRENNAN

                                                       Stephen W. Brennan
                                                       Assistant General Counsel





                                        NYLIFE for Financial Products & Services